STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Number of outstanding balance, Beginning	6,090,000	5,740,000	5,710,000
Expired	0	(10,000)	0
Granted	410,000	360,000	30,000
Number of outstanding balance, Ending	6,500,000	6,090,000	5,740,000
Options exercisable	6,260,416	0	0
Weighted average exercise price, Beginning	$ 1.78	$ 1.76	$ 1.75
Weighted average exercise price, Expired	0	3.43	0
Weighted average exercise price, Granted	2.34	2.08	3.43
Weighted average exercise price, Ending	1.81	1.78	1.76
Weighted average exercise price, Options exercisable	$ 1.79	$ 0	$ 0
Weighted average remaining contractual life (in years)	5 years 7 months 10 days	6 years 4 months 13 days	7 years 4 months 20 days
Weighted average remaining contractual life (in years), Granted	8 years 11 months 9 days	9 years 3 months 4 days	3 years 7 months 2 days
Weighted average remaining contractual life options outstanding	4 years 10 months 13 days	5 years 7 months 10 days	6 years 4 months 13 days
Weighted average remaining contractual life options exercisable (in years)	4 years 8 months 12 days